SSGA Active Trust

SPDR SSGA Income Allocation ETF

(the “Fund”)

Supplement dated August 2, 2018 to the Prospectus

dated October 31, 2017, as supplemented

Effective immediately, Lorne Johnson no longer serves as a portfolio manager to the Fund. Accordingly, all references to Lorne Johnson with respect to the Fund are deleted. Timothy Furbush, Michael Martel and Jeremiah Holly will continue to serve as portfolio managers of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPSATI2018

SSGA Active Trust

SPDR SSGA Global Allocation ETF

(the “Fund”)

Supplement dated August 2, 2018 to the Prospectus

dated October 31, 2017, as supplemented

Effective immediately, Lorne Johnson no longer serves as a portfolio manager to the Fund and has been replaced by Jeremiah Holly. In addition, Timothy Furbush and Michael Martel will continue to serve as portfolio managers of the Fund. Accordingly, all references to Lorne Johnson with respect to the Fund are deleted and the Prospectus is revised as follows:

1)	The “PORTFOLIO MANAGERS” section on page 21 is replaced with the following:

The professionals primarily responsible for the day-to-day management of the Fund are Timothy Furbush, Michael Martel and Jeremiah Holly.

Timothy Furbush, CFA, CMT, is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2007.

Michael Martel is a Managing Director of the Adviser and Head of Portfolio Management - Americas in the Investment Solutions Group. He joined the Adviser in 1994.

Jeremiah Holly, CFA, is a Vice President of the Adviser and a Senior Portfolio Manager in the Investment Solutions Group. He joined the Adviser in 2005.

2)	The reference to Lorne Johnson in the “PORTFOLIO MANAGERS” table on page 81 with respect to the Fund is deleted and replaced with Jeremiah Holly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPPSATG2018

SSGA Active Trust

SPDR SSGA Global Allocation ETF

SPDR SSGA Income Allocation ETF

(each a “Fund”, collectively, the “Funds”)

Supplement dated August 2, 2018 to

the Statement of Additional Information (“SAI”)

dated October 31, 2017, as revised May 21, 2018

Effective immediately, Lorne Johnson no longer serves as a portfolio manager to the Funds. Accordingly, all references to Lorne Johnson are deleted. With respect to the SPDR SSGA Global Allocation ETF, Lorne Johnson has been replaced by Jeremiah Holly. Accordingly, the reference to Lorne Johnson with respect to the SPDR SSGA Global Allocation Fund in the “PORTFOLIO MANAGERS” table on page 46 is replaced with Jeremiah Holly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPSSATI2018